Long-term debt, current and non-current	12 Months Ended
Dec. 31, 2021
Long-term debt, current and non-current
Long-term debt, current and non-current

7.Long-term debt, current and non-current

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	2021	2020
Senior Unsecured Bond	125,000	92,000
Secured Term Loans	306,843	331,056
Total debt outstanding	$431,843	$423,056
Less related deferred financing costs	(8,168)	(2,742)
Total debt, net of deferred financing costs	$423,675	$420,314
Less: Current portion of long term debt, net of deferred financing costs current	(41,148)	(39,217)
Long-term debt, net of current portion and deferred financing costs, non-current	$382,527	$381,097

9.5% Senior Unsecured Bond: On September 27, 2018, the Company issued a $100,000 senior unsecured bond (the “Bond”) maturing in September 2023 of which entities affiliated with executive officers and directors of the Company purchased $16,200 aggregate principal amount of the Bond. The Bond was fully repurchased and retired on September 27, 2021 upon the exercise of the Company's call option pursuant to the Bond terms discussed below. The Bond bore interest at a US Dollar fixed-rate coupon of 9.50% which was payable semi-annually in arrears in March and September of each year. The Bond was callable in whole or in parts in three years at a price equal to 103.8% of nominal value; in four years at a price equal to 101.9% of the nominal value and in four and a half years at a price equal to 100% of nominal value. The Bond included financial and other covenants and was trading on the Oslo Stock Exchange under the ticker symbol “DIASH01”. On July 7, 2020, the Company repurchased $8,000 of nominal value of the Bond. On June 22, 2021, the Company refinanced $74,200 of nominal value of the Bond at a price equal to 106.25% of nominal value, or $78,838, with the new bond discussed below. The Company applied the debt modification guidance for the part of the transaction refinanced by existing investors amounting to $73,400 and the debt extinguishment for the remaining $800. An amount of $5,272 consisting of the costs paid to the investors who participated in the refinancing and unamortized deferred fees were deferred over the term of the new bond and an amount of $57 was recorded as loss on debt extinguishment. On September 27, 2021, the Company exercised the call option and redeemed the balance of the Bond at the price of 103.8%. In 2021 and 2020, the repurchase of the Bond resulted in loss of $880 and gain of $374, respectively, which is included in “(Loss)/gain on extinguishment of debt” in the consolidated statements of operations.

8.375% Senior Unsecured Bond: On June 22, 2021, the Company issued a $125,000 senior unsecured bond (the “New Bond”) maturing in June 2026. The New Bond ranks ahead of subordinated capital and ranks the same with all other senior unsecured obligations of the Company other than obligations which are mandatorily preferred by law. The New Bond was offered to the investors of the 9.5% Senior Unsecured Bond, part of whom exchanged their bonds with the New Bond, including entities affiliated with executive officers and directors of the Company who exchanged their securities and participated in the New Bond with an aggregate principal amount of $21,000. The New Bond bears interest from June 22, 2021 at a US Dollar fixed-rate coupon of 8.375% and is payable semi-annually in arrears in June and December of each year. The New Bond is callable in whole or in parts in June 2024 at a price equal to 103.35% of nominal value; between June 2025 to December 2025 at a price equal to 101.675% of the nominal value and after December 2025 at a price equal to 100% of nominal value. The New Bond includes financial and other covenants and is trading at Oslo Stock Exchange under the ticker symbol "DIASH02" effective February 1, 2022. Debt issuance costs amounted to $2,080.

Secured Term Loans: The Company, through its subsidiaries, has entered into various long term loan agreements with bank institutions to partly finance or, as the case may be, refinance part of the acquisition cost of certain of its fleet vessels. The loan agreements are repayable in quarterly or semi-annual installments plus one balloon installment per loan agreement to be paid together with the last installment and bear interest at LIBOR plus margin ranging from 2.15% to 2.5%. Their maturities range from July 2023 to January 2032. For 2021 and 2020, the weighted average interest rate of the secured term loans was 2.45% and 3.02%, respectively.

Under the secured term loans outstanding as of December 31, 2021, 30 vessels of the Company’s fleet are mortgaged with first preferred or priority ship mortgages, having an aggregate carrying value of $600,311. Additional securities required by the banks include first priority assignment of all earnings, insurances, first assignment of time charter contracts that exceed a certain period, pledge over the shares of the borrowers, manager’s undertaking and subordination and requisition compensation and either a corporate guarantee by DSI (the “Guarantor”) or a guarantee by the ship owning companies (where applicable), financial covenants, as well as operating account assignments. The lenders may also require additional security in the future in the event the borrowers breach certain covenants under the loan agreements. The secured term loans generally include restrictions as to changes in management and ownership of the vessels, additional indebtedness, as well as minimum requirements regarding hull cover ratio and minimum liquidity per vessel owned by the borrowers, or the Guarantor, maintained in the bank accounts of the borrowers, or the Guarantor.

As at December 31, 2021 and 2020, minimum cash deposits required to be maintained at all times under the Company’s loan facilities, amounted to $16,500 and $20,000, respectively and are included in “Restricted cash” in the accompanying consolidated balance sheets. Furthermore, the secured term loans contain cross default provisions and additionally the Company is not permitted to pay any dividends following the occurrence of an event of default.

As at December 31, 2021 and 2020, the Company had the following agreements with banks, either as a borrower or as a guarantor, to guarantee the loans of its subsidiaries:

Export-Import Bank of China and DnB NOR Bank ASA: On February 15, 2012, the Company drew down a first tranche of $37,450, under a secured loan agreement, which is repayable in 40 quarterly installments of approximately $628 each and a balloon of $12,332 payable together with the last installment on February 15, 2022. On May 18, 2012, the Company drew down, under the same agreement, a second tranche of $34,640, which is repayable in 40 quarterly installments of approximately $581 each and a balloon of $11,410 payable together with the last installment on May 18, 2022. The loan bears interest at LIBOR plus a margin of 2.50% per annum. The loan was prepaid in full on May 17, 2021 and unamortized costs were written off to “(Loss)/gain on extinguishment of debt” in the 2021 consolidated statement of operations.

Credit Agricole Corporate and Investment Bank (“Credit Agricole”): On September 15, 2011, the Company drew down $15,000 under a secured loan agreement with Emporiki Bank of Greece S.A., transferred to Credit Agricole on December 13, 2012. The loan was repayable in 20 equal semiannual installments of $500 each and a balloon payment of $5,000 to be paid together with the last installment on September 15, 2021. The loan bore interest at LIBOR plus a margin of 2.5% per annum, or 1% for such loan amount that was equivalently secured by cash pledge in favour of the bank. Following the agreement to sell the vessel Arethusa (Note 4), on July 17, 2020, the Company prepaid the outstanding balance of the loan at that date, amounting to $6,500. The loan was prepaid using the cash pledge maintained with the bank.

Commonwealth Bank of Australia, London Branch: On January 13, 2014, the Company drew down $9,500 under a secured loan agreement, which is repayable in 32 equal consecutive quarterly installments of $156 each and a balloon of $4,500 payable on January 13, 2022. The loan bears interest at LIBOR plus a margin of 2.25%. The loan was prepaid in full on May 18, 2021 and unamortized costs were written off to “(Loss)/gain on extinguishment of debt” in the 2021 consolidated statement of operations.

BNP Paribas (“BNP”): On December 19, 2014, the Company drew down $53,500 under a secured loan agreement, which is repayable in 14 equal semi-annual installments of approximately $1,574 and a balloon of $31,466 payable on November 30, 2021. The loan bore interest at LIBOR plus a margin of 2%. On June 29, 2020, the Company entered into a loan agreement to refinance the existing loan, whereas the balloon of $31,466 will be payable in five equal semi-annual installments of approximately $1,574 and a balloon of $23,596 payable together with the last installment on May 19, 2024. The refinanced loan bears interest at LIBOR plus a margin of 2.5%.

On July 16, 2018, the Company drew down $75,000 under a secured loan agreement with BNP. The loan is repayable in 20 consecutive quarterly installments of $1,562.5 and a balloon installment of $43,750 payable together with the last installment on July 16, 2023. The loan bears interest at LIBOR plus a margin of 2.3%.

Nordea Bank AB, London Branch (“Nordea”): On March 19, 2015, the Company drew down $93,080 under a secured loan agreement, which was repayable in 24 equal consecutive quarterly installments of about $1,862 each and a balloon of about $48,402 payable together with the last installment on March 19, 2021. The loan bore interest at LIBOR plus a margin of 2.1%. On May 7, 2020, the Company entered into a new loan agreement with Nordea, to refinance the balance of the existing loan, whereas the balance is payable in eight equal quarterly installments of about $1,862 each and a balloon of $40,955 payable together with the last installment on March 19, 2022. The borrowers had the option to request additional extensions until March 2023 and March 2024 subject to approval by the lender, both of which were exercised on July 30, 2021. The loan bears interest at LIBOR plus a margin of 2.25%. On July 29, 2021, the Company entered into a supplemental agreement with Nordea, pursuant to which the borrowers exercised their options to extend the loan maturity to March 2024 and to draw down an additional amount of $460. The balance of the refinanced loan, including the additional $460 drawn on July 30, 2021, is repayable in 11 equal consecutive quarterly instalments of $1,861.6 and a balloon instalment of $26,522 payable on March 19, 2024, all other terms of the loan remaining the same. Debt issuance costs amounted to $141.

ABN AMRO Bank N.V., or ABN: On March 30, 2015, the Company drew down $50,160 under a secured loan agreement, which was repayable in 24 equal consecutive quarterly installments of about $994 each and a balloon of $26,310 payable together with the last installment on March 30, 2021. The loan bore interest at LIBOR plus a margin of 2.0%.

On June 27, 2019, the Company drew down $25,000 under a new loan agreement, which is repayable in 20 consecutive quarterly installments of $800 each and a balloon installment of $9,000 payable together with the last installment on June 30, 2024. The loan bears interest and LIBOR plus a margin of 2.25%.

On May 22, 2020, the Company signed a term loan facility with ABN, in the amount of $52,885 million, divided into two tranches. The purpose of the loan facility was to combine the two loans outstanding with ABN and extend the maturity of the loan maturing on March 30, 2021 (tranche B) to the maturity of the other loan, maturing on June 30, 2024 (tranche A). The refinanced loan bears interest at LIBOR plus a margin of 2.25% for tranche A and LIBOR plus a margin of 2.4% for tranche B.

On May 20, 2021, the Company, drew down $91,000 under a secured sustainability linked loan facility with ABN AMRO Bank N.V, dated May 14, 2021, which was used to refinance existing loans which were treated as extinguished. The loan is repayable in 20 consecutive quarterly installments of $3,390 each and a balloon of $23,200 payable together with the last installment, on May 20, 2026. The loan bears interest at LIBOR plus a margin of 2.15% per annum, which may be adjusted annually by maximum 10 basis points upwards or downwards, subject to the performance under certain sustainability KPIs. Debt issuance costs amounted to $736.

Danish Ship Finance A/S: On April 30, 2015, the Company drew down $30,000 under a loan agreement, which is repayable in 28 equal consecutive quarterly installments of $500 each and a balloon of $16,000 payable together with the last installment on April 30, 2022. The loan bears interest at LIBOR plus a margin of 2.15%. The loan was prepaid in full on May 20, 2021 and unamortized costs were written off to Loss/(gain) on extinguishment of debt in the 2021 consolidated statement of operations.

ING Bank N.V.: On November 19, 2015, the Company drew down advance A of $27,950 under a secured loan agreement, which is repayable in 28 consecutive quarterly installments of about $466 each and a balloon installment of about $14,907 payable together with the last installment on November 19, 2022. Advance B of $11,733 was drawn on October 6, 2015 and is repayable in 28 consecutive quarterly installments of about $293 each and a balloon installment of about $3,520 payable together with the last installment on October 6, 2022. The loan bears interest at LIBOR plus a margin of 1.65%. The loan was prepaid in full on May 20, 2021 and unamortized costs were written off to “(Loss)/gain on extinguishment of debt” in the 2021 consolidated statement of operations.

Export-Import Bank of China: On January 4, 2017, the Company drew down $57,240 under a secured loan agreement, which is repayable in 60 equal quarterly instalments of $954 each by January 4, 2032 and bears interest at LIBOR plus a margin of 2.3%.

DNB Bank ASA.: On March 14, 2019, the Company drew down $19,000 under a secured loan agreement, which is repayable in 20 consecutive quarterly instalments of $477.3 and a balloon of $9,454 payable together with the last installment on March 14, 2024. The loan bears interest at LIBOR plus a margin of 2.4%.

As at December 31, 2021 and 2020, the Company was in compliance with all of its loan covenants.

The maturities of the Company’s debt facilities described above as at December 31, 2021, and throughout their term, are shown in the table below and do not include the related debt issuance costs.

Period	Principal Repayment
Year 1	$43,304
Year 2	85,492
Year 3	106,841
Year 4	17,376
Year 5	158,796
Year 6 and thereafter	20,034
Total	$431,843